Provisions (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Provisions.
Provision for aircraft maintenance on operating leased aircraft	€ 75.4	€ 130.7	€ 133.2
Provision for pension obligation	4.5	4.9	4.9
Total provisions	€ 79.9	€ 135.6	€ 138.1